Premises and Equipment (Narrative) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Property, Plant and Equipment [Line Items]
Impairment losses for long-lived assets	¥ 6,574	¥ 11,424	¥ 16,575
Impairment of assets held for sale	134,141	0	0
Real estate
Property, Plant and Equipment [Line Items]
Impairment of assets held for sale	¥ 58	¥ 773	¥ 194